CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Statements of Operations) (Parenthetical) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	3,804	3,446	5,512
Parent Company [Member] | General and Administrative Expense [Member]
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	8,258	6,483	6,283